Investments - Summarized financial information (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of subsidiaries [line items]
Current assets	$ 1,336	$ 1,773
Current liabilities	(1,830)	(2,569)
Skookumchuck
Disclosure of subsidiaries [line items]
Current assets	14	15
Non-current assets	314	342
Current liabilities	(18)	(20)
Long-term liabilities	(74)	(97)
Total assets	$ 236	$ 240